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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
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Address: 3150 North Elm Street
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         Suite 204
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         Greensboro, NC 27408
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Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Labiak
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Title:   Chief Financial Officer
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Phone:   (336) 282-9302
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Signature, Place, and Date of Signing:

/s/ David Labiak       Greensboro, North Carolina                May 12, 2004
-----------------      --------------------------                ------------
  [Signature]                [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        -----------
Form 13F Information Table Entry Total: 44
                                        -----------
Form 13F Information Table Value Total: 98,358
                                        -----------
                                        (thousands)
List of Other Included Managers: None
                                 ----

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                               Voting Authority
                        Title of            Value in                   Investment   Other    --------------------
    Name of Issuer       Class     CUSIP    (x$1000)  Shares   SH/PRN  Discretion  Managers   Sole   Shared  None
    --------------      -------- ---------  --------  -------  ------  ----------  --------  ------  ------  ----
Cardinal Health            COM   14149Y108    6,351     92183    SH       Sole                92183
Dollar General             COM   256669102    6,322    329276    SH       Sole               329276
First Data                 COM   319963104    5,723    135750    SH       Sole               135750
Newell Rubbermaid          COM   651229106    5,434    234238    SH       Sole               234238
American Express           COM   025816109    5,278    101785    SH       Sole               101785
MBNA                       COM   55262L100    4,958    179455    SH       Sole               179455
Harley-Davidson            COM   412822108    4,612     86455    SH       Sole                86455
Black & Decker             COM   091797100    4,611     80985    SH       Sole                80985
Time Warner                COM   887317105    4,558    270363    SH       Sole               270363
Berkshire Hathaway         COM   084670207    4,402      1415    SH       Sole                 1415
Johnson & Johnson          COM   478160104    4,238     83554    SH       Sole                83554
Interpublic Group          COM   460690100    4,185    272120    SH       Sole               272120
Nokia                      COM   654902204    4,123    203326    SH       Sole               203326
Servicemaster              COM   81760N109    4,104    341752    SH       Sole               341752
Sherwin-Williams           COM   824348106    4,061    105680    SH       Sole               105680
CenturyTel                 COM   156700106    3,860    140410    SH       Sole               140410
Freddie Mac                COM   313400301    3,811     64532    SH       Sole                64532
Clear Channel              COM   184502102    3,681     86929    SH       Sole                86929
Merck                      COM   589331107    3,250     73553    SH       Sole                73553
Fannie Mae                 COM   313586109    1,033     13893    SH       Sole                13893
Alliance Capital           COM   01855A101    1,019     27703    SH       Sole                27703
First Industrial Realty    COM   32054K103      960     24310    SH       Sole                24310
Procter & Gamble           COM   742718109      489      4666    SH       Sole                 4666
PNC Financial              COM   693475105      409      7377    SH       Sole                 7377
Highwoods Properties       COM   431284108      735     28060    SH       Sole                28060
Liberty Property Trust.    COM   531172104      758     16855    SH       Sole                16855
Bedford Property           COM   076446301      408     13380    SH       Sole                13380
W.P. Stewart               COM   G84922106      304     15230    SH       Sole                15230
National City              COM   635405103      294      8262    SH       Sole                 8262
Bristol-Myers Squibb       COM   110122108      294     12130    SH       Sole                12130

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
Pfizer Inc                 COM   717081103      274      7807    SH       Sole                 7807
General Elec Co            COM   369604103      261      8550    SH       Sole                 8550
Home Depot                 COM   437076102      229      6139    SH       Sole                 6139
Enterprise Products        COM   293792107      219      9340    SH       Sole                 9340
Boston Properties          COM   101121101      603     11110    SH       Sole                11110
Qualcomm                   COM   747525103      201      3025    SH       Sole                 3025
Teppco Partners            COM   872384102      200      4765    SH       Sole                 4765
Pharmanetics               COM   71713J107       66     27467    SH       Sole                27467
Sun Microsystems           COM   866810104       48     11550    SH       Sole                11550
Prologis Trust             COM   743410102      534     14900    SH       Sole                14900
General Growth             COM   370021107      535     15215    SH       Sole                15215
Archstone Smith            COM   039583109      453     15340    SH       Sole                15340
Hospitality Properties     COM   44106M102      217      4685    SH       Sole                 4685
Apartment Investment       COM   03748R101      248      7990    SH       Sole                 7990